Stock Based Compensation (Details) - 2015 Equity Incentive Plan - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 2,464,052	$ 2,490,034	$ 12,450,079	$ 11,177,858
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	386,109	1,356,408	2,044,379	5,817,830
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 2,077,943	$ 1,133,626	$ 10,405,700	$ 5,360,028